SEVEN CANYONS STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

December 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (92.35%)
Aerospace & Defense (1.68%)
Avon Rubber PLC	11,700	$506,393

Airlines (4.33%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	104,854	1,302,287

Alternative Carriers (5.20%)
Gamma Communications PLC	32,500	731,101
KINX, Inc.	4,000	264,384
MNF Group, Ltd.	72,828	246,484
V-Cube, Inc.	11,000	322,261
Total Alternative Carriers		1,564,230

Application Software (5.93%)
Atled Corp.	13,300	330,906
Ezwel Co., Ltd.	59,000	589,294
Kaonavi, Inc.(a)	5,000	218,876
Lime Technologies AB	6,000	297,170
Rakus Co., Ltd.	15,000	347,489
Total Application Software		1,783,735

Asset Management & Custody Banks (2.16%)
Fidus Investment Corp.	49,658	650,520
Solar Senior Capital, Ltd.	3	43
Total Asset Management & Custody Banks		650,563

Coal & Consumable Fuels (2.33%)
NAC Kazatomprom JSC, GDR(b)	39,000	702,000

Consumer Finance (10.37%)
Arman Financial Services, Ltd.(a)	66,501	672,450
Arrow Global Group PLC(a)	756,000	2,114,187
Kaspi.KZ JSC, GDR(a)(b)	5,000	335,500
Total Consumer Finance		3,122,137

Data Processing & Outsourced Services (5.20%)
iEnergizer, Ltd.	351,000	1,564,779

Distillers & Vintners (3.00%)
Radico Khaitan, Ltd.	144,000	901,238

Distributors (1.13%)
Sirca Paints India, Ltd.(b)(c)	85,000	341,373

Diversified Banks (2.38%)
HDFC Bank, Ltd., ADR(a)	4,000	289,040

		Value
	Shares	(Note 2)
Diversified Banks (continued)
TCS Group Holding PLC, GDR(b)	13,000	$427,700
Total Diversified Banks		716,740

Diversified REITs (1.70%)
Star Asia Capital Corp.(a)(c)(d)(e)(f)(g)	355,714	512,228

Electrical Components & Equipment (1.25%)
Voltronic Power Technology Corp.	9,450	376,682

Electronic Equipment & Instruments (2.86%)
Basler AG	4,000	351,833
Test Research, Inc.	100,000	205,708
Vigo System SA(a)	2,000	302,487
Total Electronic Equipment & Instruments		860,028

Environmental & Facilities Services (0.41%)
Mo-BRUK SA	2,000	123,136

Fertilizers & Agricultural Chemicals (0.67%)
Kilpest India, Ltd.	41,718	201,774

Financial Exchanges & Data (1.58%)
OTC Markets Group, Inc., Class A	14,000	476,000

Health Care Equipment (2.06%)
Revenio Group Oyj	10,111	621,307

Health Care Services (0.58%)
Metropolis Healthcare, Ltd.(b)(c)	6,500	174,475

Health Care Supplies (1.05%)
Tristel PLC	44,000	317,097

Integrated Telecommunication Services (3.91%)
Helios Towers PLC(a)	357,000	746,943
Sarana Menara Nusantara Tbk PT	6,285,000	429,438
Total Integrated Telecommunication Services		1,176,381

Internet & Direct Marketing Retail (1.94%)
Danawa Co., Ltd.	11,000	311,378
momo.com, Inc.	12,000	272,048
Total Internet & Direct Marketing Retail		583,426

Mortgage REITs (1.39%)
Great Ajax Corp.	40,000	418,400

Oil & Gas Storage & Transportation (0.57%)
Golar LNG Partners LP	66,000	170,280

Packaged Foods & Meats (1.07%)
Manorama Industries, Ltd.(a)	37,950	320,511

		Value
	Shares	(Note 2)
Pharmaceuticals (1.31%)
Granules India, Ltd.	81,861	$394,530

Property & Casualty Insurance (1.89%)
Qualitas Controladora SAB de CV	106,000	569,378

Publishing (7.19%)
Future PLC	91,000	2,162,815

Regional Banks (2.44%)
AU Small Finance Bank, Ltd.(a)(b)(c)	62,900	733,959

Research & Consulting Services (0.98%)
Sporton International, Inc.	31,000	295,679

Restaurants (0.96%)
Sarimelati Kencana PT(b)	5,007,000	288,660

Semiconductor Equipment (1.76%)
Tokai Carbon Korea Co., Ltd.	4,600	530,590

Specialized Finance (6.24%)
Burford Capital, Ltd.(a)	193,000	1,876,528

Specialized REITs (1.09%)
Stor-Age Property REIT, Ltd.	356,000	328,261

Technology Hardware, Storage & Peripherals (1.14%)
Advantech Co., Ltd.	27,496	342,501

Thrifts & Mortgage Finance (2.60%)
Aavas Financiers, Ltd.(a)	33,712	782,296

TOTAL COMMON STOCKS
(Cost $20,373,887)		27,792,397

WARRANTS (0.05%)
Packaged Foods & Meats (0.05%)
Guan Chong Bhd, Strike Price $1.65, Expires 11/04/2022	53,666	16,010
TOTAL WARRANTS
(Cost $0)		16,010

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (7.06%)

State Street Institutional US Government Money Market Fund	0.010%	2,124,586	2,124,586
			2,124,586
TOTAL SHORT TERM INVESTMENT
(Cost $2,124,586)			2,124,586

TOTAL INVESTMENTS (99.46%)
(Cost $22,498,473)			$29,932,993

OTHER ASSETS IN EXCESS OF LIABILITIES (0.54%)			162,268

NET ASSETS (100.00%)			$30,095,261

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2020, the fair value of those securities was $3,003,666 representing 9.98% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020 the fair value of securities restricted under Rule 144A in the aggregate was $1,762,035, representing 5.85% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(e)	Security deemed to be restricted as of December 31, 2020. As of December 31, 2020, the fair value of restricted securities in the aggregate was $512,228, representing 1.70% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2.
(f)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(g)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of December 31, 2020, the fair value of illiquid securities in the aggregate was $512,228, representing 1.70% of the Fund’s net assets.

At December 31, 2020, Seven Canyons Strategic Income Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	0.9
Cyprus	1.5
Finland	2.2
Germany	1.3
Great Britain	24.3
Guernsey	12.4
India	17.3
Indonesia	2.6
Japan	4.4
Kazakhstan	3.7
Malaysia	0.1
Mexico	6.7
Poland	1.5
South Africa	1.2
South Korea	6.1
Sweden	1.1
Taiwan	5.4
United States	7.3
100.0

SEVEN CANYONS WORLD INNOVATORS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (93.46%)
Aerospace & Defense (1.74%)
Avon Rubber PLC	110,000	$4,760,961

Airlines (3.30%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	725,000	9,004,500

Alternative Carriers (10.58%)
Gamma Communications PLC	500,000	11,247,710
KINX, Inc.	60,000	3,965,755
MNF Group, Ltd.	1,521,024	5,147,865
NFON AG(a)(g)	120,000	2,660,738
V-Cube, Inc.	200,000	5,859,280
Total Alternative Carriers		28,881,348

Application Software (15.88%)
24sevenoffice Scandinavia AB(a)	443,010	2,799,908
Atled Corp.	40,000	995,206
Elmo Software, Ltd.(a)	600,000	2,983,579
Freee KK(a)	15,000	1,467,241
GK Software SE(a)	25,000	3,054,107
Kaonavi, Inc.(a)	30,000	1,313,254
Lime Technologies AB	90,000	4,457,557
MelodyVR Group PLC(a)	40,676,306	2,155,467
Money Forward, Inc.(a)	40,000	1,904,024
Nearmap, Ltd.(a)	1,500,000	2,567,265
Nitro Software, Ltd.(a)	1,000,000	2,467,042
Oxford Metrics PLC	2,000,000	2,584,580
ProntoForms Corp.(a)(g)	4,000,000	3,111,006
Rakus Co., Ltd.	60,000	1,389,957
Readcloud, Ltd.(a)	2,000,000	1,063,912
Skyfii, Ltd.(a)	6,000,000	902,012
Smaregi, Inc.(a)	100,000	5,365,358
Whispir, Ltd.(a)	1,000,000	2,775,422
Total Application Software		43,356,897

Applications Software (0.64%)
Skitude Holding AS(a)(g)	1,983,425	1,734,926

Auto Parts & Equipment (0.32%)
AB Dynamics PLC	30,000	865,629

		Value
	Shares	(Note 2)
Biotechnology (1.55%)
Abcam PLC	200,000	$4,239,258

Distillers & Vintners (1.15%)
Radico Khaitan, Ltd.	500,000	3,129,298

Distributors (0.31%)
Sirca Paints India, Ltd.(b)(c)	211,401	849,018

Diversified Banks (1.16%)
TCS Group Holding PLC, GDR(c)	96,000	3,158,400

Diversified Support Services (1.21%)
Johnson Service Group PLC(a)	500,000	957,252
K-Bro Linen, Inc.	3,600	110,214
Prestige International, Inc.	252,000	2,225,791
Total Diversified Support Services		3,293,257

Drug Retail (1.59%)
Kusuri no Aoki Holdings Co., Ltd.	50,000	4,353,300

Electronic Equipment & Instruments (6.20%)
Autonomous Control Systems Laboratory, Ltd.(a)	100,000	3,215,341
Basler AG	77,930	6,854,588
Catapult Group International, Ltd.(a)	1,500,000	2,145,170
Eroad, Ltd.(a)	800,000	2,898,774
Seeing Machines, Ltd.(a)	19,352,000	1,826,010
Total Electronic Equipment & Instruments		16,939,883

Food Retail (5.77%)
Naked Wines PLC(a)	1,722,000	15,753,877

General Merchandise Stores (1.34%)
Seria Co., Ltd.	100,000	3,670,524

Health Care Equipment (4.28%)
Atomo Diagnostics, Ltd.(a)	6,000,000	1,410,840
Ray Co. Ltd/KR(a)	19,000	932,247
Revenio Group Oyj	115,269	7,083,121
Surgical Science Sweden AB(a)	200,000	2,272,838
Total Health Care Equipment		11,699,046

Health Care Facilities (0.93%)
Japan Animal Referral Medical Center Co., Ltd.(a)	120,000	2,532,371

Health Care Services (0.69%)
Metropolis Healthcare, Ltd.(b)(c)	70,000	1,878,961

		Value
	Shares	(Note 2)
Health Care Supplies (1.58%)
Advanced Medical Solutions Group PLC	324,083	$1,076,938
Tristel PLC	450,000	3,243,033
Total Health Care Supplies		4,319,971

Health Care Technology (1.53%)
MedPeer, Inc.(a)	40,000	3,161,106
Mentice AB(a)	100,000	1,014,877
Total Health Care Technology		4,175,983

Homefurnishing Retail (2.01%)
Maisons du Monde SA(a)(b)	300,000	5,479,067

Industrial Machinery (3.81%)
va-Q-tec AG(a)(c)	275,543	10,401,406

Internet & Direct Marketing Retail (14.05%)
AO World PLC(a)	2,500,000	14,051,090
Home24 SE(a)	220,000	6,020,255
Kogan.com, Ltd.	100,644	1,474,239
Marley Spoon AG(a)	1,500,000	3,122,350
momo.com, Inc.	150,000	3,400,598
Oisix ra daichi, Inc.(a)	140,000	4,237,083
Temple & Webster Group, Ltd.(a)	340,000	2,901,704
Trainline PLC(a)(b)	496,000	3,147,225
Total Internet & Direct Marketing Retail		38,354,544

Investment Banking & Brokerage (2.29%)
AJ Bell PLC	500,000	2,964,062
JDC Group AG(a)(g)	300,000	3,291,105
Total Investment Banking & Brokerage		6,255,167

IT Consulting & Other Services (1.52%)
TechMatrix Corp.	200,000	4,158,636

Life Sciences Tools & Services (1.12%)
Genetic Signatures, Ltd.(a)	1,100,000	1,704,572
Genovis AB(a)	356,363	1,364,363
Total Life Sciences Tools & Services		3,068,935

Movies & Entertainment (0.93%)
Thunderbird Entertainment Group, Inc.(a)	1,011,800	2,543,609

Multi-line Insurance (0.37%)
DFV Deutsche Familienversicherung AG(a)	35,762	1,000,464

Pharmaceuticals (0.15%)
Ouro Fino Saude Animal Participacoes SA	60,000	421,624

		Value
	Shares	(Note 2)
Restaurants (0.77%)
Silver Life Co., Ltd.(a)	100,000	$2,093,845

Security & Alarm Services (2.00%)
Blackline Safety Corp.(a)(g)	922,100	5,469,287

Soft Drinks (1.91%)
Fevertree Drinks PLC	151,000	5,218,076

Specialized REITs (0.78%)
Safestore Holdings PLC	200,000	2,133,304

TOTAL COMMON STOCKS
(Cost $171,583,987)		255,195,372

LIMITED PARTNERSHIP INTEREST (0.00%)
Other Diversified Financial Services (–%)(d)
Greenspring Global Partners II LP(a)(e)(f)(g)	1	19,574

TOTAL LIMITED PARTNERSHIP INTEREST
(Cost $494,387)		19,574

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (7.28%)

State Street Institutional US Government Money Market Fund	0.010%	19,872,634	19,872,634
			19,872,634
TOTAL SHORT TERM INVESTMENT
(Cost $19,872,634)			19,872,634

TOTAL INVESTMENTS (100.74%)
(Cost $191,951,008)			$275,087,580

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.74%)			(2,026,555)

NET ASSETS (100.00%)			$273,061,025

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020 the fair value of securities restricted under Rule 144A in the aggregate was $11,354,271, representing 4.16% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2020, the fair value of those securities was $25,914,541 representing 9.49% of net assets.
(d)	Less than .005%.

(e)	Security deemed to be restricted as of December 31, 2020. As of December 31, 2020, the fair value of restricted securities in the aggregate was $19,574, representing 0.01% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2.
(f)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(g)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of December 31, 2020, the fair value of illiquid securities in the aggregate was $16,286,636, representing 5.96% of the Fund’s net assets.

At December 31, 2020, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	11.5
Brazil	0.2
Canada	4.4
Cyprus	1.2
Finland	2.8
France	2.1
Germany	14.3
Great Britain	29.2
India	2.3
Japan	18.8
Mexico	3.5
New Zealand	1.1
Norway	1.8
South Korea	1.9
Sweden	3.6
Taiwan	1.3
100.0

Notes to Quarterly Portfolio of Investments
December 31, 2020 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seven Canyons Strategic Income Fund (the “Strategic Income Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). The Strategic Income Fund’s primary investment objective is to capture current income with a secondary objective of long-term growth of capital and World Innovators Fund’s primary investment objective is long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Income Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements:

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

SEVEN CANYONS STRATEGIC INCOME FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified REITs	$–	$–	$512,228	$512,228
Other	27,280,169	–	–	27,280,169
Warrants	16,010	–	–	16,010
Short Term Investment	2,124,586	–	–	2,124,586
Total	$29,420,765	$–	$512,228	$29,932,993

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$255,195,372	$–	$–	$255,195,372
Limited Partnership Interest(a)	–	–	–	19,574
Short Term Investment	19,872,634	–	–	19,872,634
Total	$275,068,006	$–	$–	$275,087,580

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.
(a)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Portfolio of Investments.

Fund	Fair Value at 12/31/2020	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Seven Canyons World Innovators Fund
Limited Partnership Interest(a)	$19,574	$–	–	–

(a)

The fair value of this limited partnership interest has been estimated using the net asset value of the Fund’s Limited Partner Capital Account. This limited partnership interest can never be redeemed. Distributions from the limited partnership will be received as the underlying investments are liquidated. It is estimated that the underlying assets of the limited partnership will be liquidated over the next one to five years. The final purchase commitment was made on March 31, 2017 for Greenspring Global Partners II-B, L.P.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Income Fund	Common Stocks	Total
Balance as of September 30, 2020	$531,437	$531,437
Change in Unrealized Appreciation/(Depreciation)	(19,209)	(19,209)
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of December 31, 2020	$512,228	$512,228

Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2020	$(19,209)	$(19,209)

Quantitative information about Level 3 measurements as of December 31, 2020:

Seven Canyons Strategic Income Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$512,228	Net Asset Value less Liquidity Discount	Liquidity Discount	30%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows: A change to a multiple may affect the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of the investment. For Liquidity Discount, a decrease in the multiple will result in an increase in fair value of the investment.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Funds have acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At December 31, 2020, the Funds held the following restricted securities:

Fund	Security Type	Acquisition Date	Amortized Cost	Fair Value	% of Net Assets
Seven Canyons Strategic Income Fund
Star Asia Capital Corp.	Common Stocks	2/22/07-5/11/15	$572,597	$512,228	1.70%

Fund	Security Type	Acquisition Date	Amortized Cost	Fair Value	% of Net Assets
Seven Canyons World Innovators Fund
Greenspring Global Partners II LP	Limited Partnership Interest	10/10/13-3/31/17	$115,658	$19,574	0.01%

Restricted securities under Rule 144a, including the aggregate value and percentage of net assets of each Fund, have been identified in the Portfolios of Investments.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.